SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Nov. 30, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
Convertible notes and debenture	$ 377,780	$ 400,128		$ 1,029,496
Unamortized discounts	(7,565)	(6,139)		(126,667)
Accrued interest	37,348	34,098		80,101
Premium, net	177,045	196,496	$ 11,785	574,804
Convertible notes, net	$ 584,608	$ 624,583		$ 1,557,734